Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Small Cap Growth Portfolio
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Small Cap Growth Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$84	0.80%
[1],[2]
Expenses Paid, Amount	$ 84	[1]
Expense Ratio, Percent	0.80%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of ClearBridge Variable Small Cap Growth Portfolio 9.23%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 13.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Bloom Energy, in the industrials sector, provides solid oxide fuel cell systems that deliver reliable, on-site power generation for commercial, industrial and data-center customers. The stock rose as rising electricity demand, particularly from data centers, increased interest in its solid oxide fuel cell technology as a reliable on-site power solution. Improved demand visibility, commercial traction, and progress toward profitability supported positive investor sentiment.

↑
H&E Equipment Services is an equipment rental company focused on heavy construction, industrial and infrastructure equipment, with a growing national footprint and a fleet weighted toward higher-utilization categories such as aerial work platforms and earthmoving equipment. During the period, the stock was acquired by peer Herc Holdings at a significant premium.

↑
Insmed, in the health care sector, is a global biopharmaceutical company developing therapies for serious and rare diseases, including lung conditions and genetic disorders. The stock also advanced after providing positive pipeline updates, including progress on its inhalation powder for lung patients.

Top detractors from performance:
↓
Wix.com, in the information technology sector, operates as a cloud-based website development platform for small businesses and agencies. The company saw its share price decline due to investor concerns that the development of artificial intelligence (AI) could cause disintermediation between the company and its customers, as well as uneven software and consumer demand outlooks.

↓
Trex, in the industrials sector, manufactures and distributes decking, railing, and outdoor living products and accessories for residential and commercial markets. Shares declined as demand normalized, competition intensified, and uncertainty around capacity absorption weighed on investor sentiment.

↓
Shift4 Payments, in the financial sector, provides software and payment processing solutions. The company saw a pullback by its customers in the restaurant and hospitality industries over weaker consumer discretionary spending.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	9.23	-0.17	9.38
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Growth Index	13.01	3.18	9.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 404,863,858
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 3,027,521
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$404,863,858
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$3,027,521
Portfolio Turnover Rate	37%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Small Cap Growth Portfolio
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Small Cap Growth Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$110	1.05%
[4],[5]
Expenses Paid, Amount	$ 110	[4]
Expense Ratio, Percent	1.05%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of ClearBridge Variable Small Cap Growth Portfolio 8.97%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 13.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Bloom Energy, in the industrials sector, provides solid oxide fuel cell systems that deliver reliable, on-site power generation for commercial, industrial and data-center customers. The stock rose as rising electricity demand, particularly from data centers, increased interest in its solid oxide fuel cell technology as a reliable on-site power solution. Improved demand visibility, commercial traction, and progress toward profitability supported positive investor sentiment.

↑
H&E Equipment Services is an equipment rental company focused on heavy construction, industrial and infrastructure equipment, with a growing national footprint and a fleet weighted toward higher-utilization categories such as aerial work platforms and earthmoving equipment. During the period, the stock was acquired by peer Herc Holdings at a significant premium.

↑
Insmed, in the health care sector, is a global biopharmaceutical company developing therapies for serious and rare diseases, including lung conditions and genetic disorders. The stock also advanced after providing positive pipeline updates, including progress on its inhalation powder for lung patients.

Top detractors from performance:
↓
Wix.com, in the information technology sector, operates as a cloud-based website development platform for small businesses and agencies. The company saw its share price decline due to investor concerns that the development of artificial intelligence (AI) could cause disintermediation between the company and its customers, as well as uneven software and consumer demand outlooks.

↓
Trex, in the industrials sector, manufactures and distributes decking, railing, and outdoor living products and accessories for residential and commercial markets. Shares declined as demand normalized, competition intensified, and uncertainty around capacity absorption weighed on investor sentiment.

↓
Shift4 Payments, in the financial sector, provides software and payment processing solutions. The company saw a pullback by its customers in the restaurant and hospitality industries over weaker consumer discretionary spending.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class II	8.97	-0.42	9.11
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Growth Index	13.01	3.18	9.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 404,863,858
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 3,027,521
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$404,863,858
Total Number of Portfolio Holdings	85
Total Management Fee Paid	$3,027,521
Portfolio Turnover Rate	37%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.